SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND ALLOWANCE	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND ALLOWANCE

SCHEDULE II

UTSTARCOM HOLDINGS CORP.

VALUATION AND QUALIFYING ACCOUNTS AND ALLOWANCE

For the Years Ended December 31, 2025, 2024, and 2023

		Charged
	Balance at	(credited) to	Credited to		Balance at
	beginning of	costs and	other	(Deductions)	end of
Description	the period	expenses	accounts	Adjustments (1)	the period
	(in thousands)
Year ended December 31, 2025
Allowance for credit losses	$1,266	$582	$—	$(318)	$1,530
Tax valuation allowance	$183,941	$(3,710)	$4,463	$—	$184,694
Year ended December 31, 2024
Allowance for credit losses	$1,353	$(39)	$—	$(48)	$1,266
Tax valuation allowance	$187,291	$(2,203)	$(1,147)	$—	$183,941
Year ended December 31, 2023
Allowance for credit losses	$2,682	$(1,315)	$—	$(14)	$1,353
Tax valuation allowance	$190,198	$(2,369)	$(538)	$—	$187,291

(1)
Represents write-offs of allowance for credit losses and foreign exchange adjustments.